Income and expenses - Sale by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sales by segment
Sales	$ 1,778,908	$ 1,144,434	$ 1,615,222
Eliminations
Sales by segment
Sales	(48,287)	(94,619)	(273,684)
North America - Silicon | Operating segments
Sales by segment
Sales	524,808	425,277	551,500
Europe - Silicon | Operating segments
Sales by segment
Sales	665,337	467,728	593,907
Europe - Manganese | Operating segments
Sales by segment
Sales	476,287	240,142	564,060
South Africa - Silicon | Operating segments
Sales by segment
Sales	117,195	80,572	136,292
Other segments | Operating segments
Sales by segment
Sales	$ 43,568	$ 25,334	$ 43,147